Cover	Oct. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-43372
Entity Registrant Name	StablecoinX Inc.
Entity Central Index Key	0002080215
Entity Tax Identification Number	39-3052555
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6160 Warren Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	302
Local Phone Number	803-6849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	USDE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	USDEW
Security Exchange Name	NASDAQ